Intangible assets, net (Details) - ZHEJIANG TIANLAN - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Patents	¥ 2,400	¥ 2,400
Others	165	575
Intangible assets, gross	2,565	2,975
Less: accumulated amortization	(1,638)	(1,896)
Intangible assets, net	¥ 927	¥ 1,079